Financial Instruments and Risk Management - Schedule of Contractual Maturities of its Financial Liabilities (Details) - CAD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Less than one year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 88,432	$ 61,804
Risk management contracts			248
Lease liabilities and other	[1]	3,457	7,669
Long-term debt	[2]		260,252
Total financial liabilities		91,889	329,973
Greater than one year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Risk management contracts
Lease liabilities and other	[1]	2,787	2,726
Long-term debt	[2]		83,600
Total financial liabilities		$ 2,787	$ 86,326

[1]	Amounts represent the expected undiscounted cash payments.
[2]	Amounts represent undiscounted principal only and exclude interest and transaction costs.